Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	Thousands of Yen
	2023	2022
Short-term borrowings	¥400,000	¥	―
Borrowings (Due through 2035 with weighted average interest rates of 1.12% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	651,217		748,937
Corporate convertible bond	500,000		500,000
Current portion of borrowings	(500,415)		(99,168)
Borrowings, net of current portion	¥1,050,802		¥1,149,769

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2024	¥100,415
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥1,151,217